UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Signpost Capital Advisors, LLC

Address: 777 Third Avenue,
         27th floor
         New York, NY 10017

13F File Number: XXX-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James W. Garrett
Title:  Chief Financial Officer
Phone:  (212) 339-3693


Signature, Place and Date of Signing:

/s/ James W. Garrett                New York, NY           February 13, 2013
-------------------------      ---------------------    ----------------------
        [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total:   $134,723
                                       in thousands)


List of Other Included Managers:

Form 13F  File Number            Name


(1)       XXX- XXXXX              Signpost Capital Master Fund Ltd.
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


                        FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
B/E AEROSPACE INC              COM              073302101    13,130   265,799   SH          DEFINED      1       265,799
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    12,579   170,262   SH          DEFINED      1       170,262
DIRECTV                        COM              25490A309     7,623   151,971   SH          DEFINED      1       151,971
GILDAN ACTIVEWEAR INC          COM              375916103    13,194   360,695   SH          DEFINED      1       360,695
GOOGLE INC                     CL A             38259P508    15,301    21,630   SH          DEFINED      1        21,630
GRACE W R & CO DEL NEW         COM              38388F108     7,756   115,365   SH          DEFINED      1       115,365
HALCON RES CORP                COM NEW          40537Q209     4,229   611,080   SH          DEFINED      1       611,080
INFORMATICA CORP               COM              45666Q102     5,682   187,395   SH          DEFINED      1       187,395
MONSANTO CO NEW                COM              61166W101     7,805    82,465   SH          DEFINED      1        82,465
POST HLDGS INC                 COM              737446104     9,981   291,410   SH          DEFINED      1       291,410
PRICELINE COM INC              COM NEW          741503403    14,132    22,779   SH          DEFINED      1        22,779
RALPH LAUREN CORP              CL A             751212101     7,208    48,080   SH          DEFINED      1        48,080
VALERO ENERGY CORP NEW         COM              91913Y100    16,103   471,957   SH          DEFINED      1       471,957







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